Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Series B convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B convertible preferred stock, shares authorized	8,000,000	8,000,000	8,000,000
Series B convertible preferred stock, cumulative dividend	6.00%	6.00%	6.00%
Series B convertible preferred stock, share issued	5,333,340	5,333,340	5,400,010
Series B convertible preferred stock, shares oustanding	5,333,340	5,333,340	5,400,010
Series B convertible preferred stock, shares liquidation preference	$ 20,000,000	$ 20,000,000	$ 20,250,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	57,646,160	57,646,160	57,577,840
Common stock, shares outstanding	57,646,160	57,646,160	57,577,840